Commitments and contingencies - Lloyd's Central Fund (Details) - Lloyd's Central Fund $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Gross written premium by intermediary
Contribution to Lloyd's Central Fund	$ 0.5
Contribution to Lloyd's Central Fund as percent of gross written premium	0.35%
Maximum additional contribution that may be levied, as a percentage of capacity.	3.00%